UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 28, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     OWENOKE CAPITAL MANAGEMENT
Address:  150 E. 58TH ST., 21ST FL
          NEW YORK, NY

13 File Number: 28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      DAVID KORUS
Title:
Phone:     212-223-2800
Signature, Place and Date of Signing:

    DAVID KORUS  August  6, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    47148

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALTERA CORP COM                COMMON STOCK     021441100     4080   300000 SH       SOLE                 300000        0        0
D BROCADE COMMUNICATION          COMMON STOCK     111621108     4283   245000 SH       SOLE                 245000        0        0
D CYPRESS SEMICONDUCTOR CORP     COMMON STOCK     232806109     3036   200000 SH       SOLE                 200000        0        0
D EMULEX CORP COM NEW            COMMON STOCK     292475209     1194    53000 SH       SOLE                  53000        0        0
D INTEL CORP COM                 COMMON STOCK     458140100     3654   200000 SH       SOLE                 200000        0        0
D LINEAR TECHNOLOGY CO RP USD CO COMMON STOCK     535678106     1886    60000 SH       SOLE                  60000        0        0
D MAXIM INTEGRATED PRODUCTS INC. COMMON STOCK     57772K101     4983   130000 SH       SOLE                 130000        0        0
D MICRON TECHNOLOGY INC COM      COMMON STOCK     595112103     4044   200000 SH       SOLE                 200000        0        0
D MOTOROLA INC COM               COMMON STOCK     620076109     4742   325000 SH       SOLE                 325000        0        0
D NATIONAL SEMICONDUCT OR CORP U COMMON STOCK     637640103     7730   265000 SH       SOLE                 265000        0        0
D RF MICRO DEVICES INC           COMMON STOCK     749941100     2183   286500 SH       SOLE                 286500        0        0
D TEXAS INSTRUMENTS IN C USD1 CO COMMON STOCK     882508104     5333   225000 SH       SOLE                 225000        0        0
S REPORT SUMMARY                 12 DATA RECORDS               47148        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED